Schedule of Level 3 Fair Value Measurements Inputs (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares
PIPE Warrants [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	100.00	100.00	100.00
PIPE Warrants [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	9.00	28.40	2.17
PIPE Warrants [Member] | Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	2 years 8 months 26 days	3 years 8 months 26 days	2 years 3 months 18 days
PIPE Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	103.00	62.95	113.3
PIPE Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	4.26	4.25	3.7
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	230.00	230.00	230.00
Private Warrants [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	9.00	28.40	2.17
Private Warrants [Member] | Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	2 years 8 months 26 days	3 years 8 months 26 days	2 years 3 months 18 days
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	103.00	62.95	113.3
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	4.26	4.25	3.7
Third Anniversary Payment Consideration [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input
Third Anniversary Payment Consideration [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	9.00	28.40	2.17
Third Anniversary Payment Consideration [Member] | Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	9 months 3 days	1 year 9 months 3 days	3 months 18 days
Third Anniversary Payment Consideration [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	103.00	62.95	82.8
Third Anniversary Payment Consideration [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	4.26	4.25	3.7
Abaca Warrant [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	40.00	40.00	40.00	40.00
Abaca Warrant [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	9.00	28.40	2.17	9.00
Abaca Warrant [Member] | Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	3 years 10 months 2 days	4 years 10 months 2 days	3 years 3 months 18 days
Abaca Warrant [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	103.00	62.95	104.3	103.00
Abaca Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Warrants and rights outstanding, measurement input	4.33	4.25	3.7	4.33
Forward Purchase Derivative [Member] | Measurement Input, Price Volatility [Member] | Purchase Agreement Option [Member]
Impairment Effects on Earnings Per Share [Line Items]
Derivative liability, measurement input	46	46
Forward Purchase Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member] | Purchase Agreement Option [Member]
Impairment Effects on Earnings Per Share [Line Items]
Derivative liability, measurement input	4.2	4.2
Forward Purchase Derivative [Member] | Measurement Input Reset Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Derivative liability, measurement input	25.00	25.00
Forward Purchase Derivative [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	8 months 26 days	1 year 8 months 26 days
Forward Purchase Derivative [Member] | Measurement Input Additional Maturity Per Share [Member] | Purchase Agreement Option [Member]
Impairment Effects on Earnings Per Share [Line Items]
Derivative liability, measurement input	40.00	40.00
Forward Purchase Derivative [Member] | Measurement Input, Discount Rate [Member] | Purchase Agreement Option [Member]
Impairment Effects on Earnings Per Share [Line Items]
Derivative liability, measurement input	13.4	13.4